Acquisitions - Summary of Preliminary Calculations of the Fair Values of Assets Acquired and Liabilities Assumed (Details) - USD ($) $ in Thousands	3 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Purchase Price Allocation:
Goodwill	$ 13,484	$ 9,179	$ 9,179	$ 9,179
McFarland-Dyer & Associates, Inc.
Business Acquisition [Line Items]
Total Purchase Price	3,967
Purchase Price Allocation:
Accounts Receivable	1,033
Contract assets	410
Property and equipment, net	39
Intangible Assets	990
Other assets	34
Accounts payable and other current liabilities	(70)
Contract liabilities	(230)
Total identifiable assets	2,206
Goodwill	1,761
Net assets acquired	$ 3,967